UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05537

Nicholas Money Market Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2011

Date of Reporting Period: 09/30/2011

Item 1. Schedule of Investments.

Nicholas Money Market Fund, Inc.
Schedule of Investments (unaudited)
As of 09/30/2011

		Yield to	Amortized
Principal	Maturity	Maturity	Cost
Amount	Date	(Note 1 (b))	(Note 1 (a))
---------------	------------	0-----------	----------
COMMERCIAL PAPER -- 89.12%
$ 500,000 Barclays U.S. Funding Corp.	10/03/2011	0.08%	$ 500,000
1,250,000 Barclays U.S. Funding Corp.	10/03/2011	0.10%	1,250,000
280,000 Philip Morris International Inc.	10/03/2011	0.06%	280,000
475,000 Reckitt Benckiser Treasury Services plc	10/03/2011	0.15%	475,000
750,000 American Honda Finance Corporation	10/04/2011	0.16%	749,997
1,850,000 Barclays U.S. Funding Corp.	10/04/2011	0.10%	1,849,995
450,000 Coca-Cola Company (The)	10/05/2011	0.16%	449,996
1,000,000 Prudential Funding, LLC	10/05/2011	0.12%	999,993
1,000,000 Prudential plc	10/05/2011	0.20%	999,989
750,000 Sherwin-Williams Company (The)	10/05/2011	0.18%	749,993
850,000 American Express Credit Corporation	10/06/2011	0.05%	849,996
700,000 Nestle Finance International Ltd.	10/06/2011	0.10%	699,994
1,250,000 Sigma-Aldrich Corporation	10/06/2011	0.04%	1,249,996
600,000 Toyota Credit de Puerto Rico Corporation	10/06/2011	0.08%	599,996
1,700,000 ConocoPhillips Qatar Funding Ltd.	10/07/2011	0.15%	1,699,972
550,000 Danaher Corporation	10/07/2011	0.13%	549,992
130,000 Nordea North America Inc.	10/07/2011	0.22%	129,997
950,000 Prudential Funding, LLC	10/07/2011	0.10%	949,989
1,000,000 Toyota Motor Credit Corporation	10/07/2011	0.21%	999,977
1,435,000 American Express Credit Corporation	10/11/2011	0.07%	1,434,978
1,000,000 Novartis Finance Corporation	10/11/2011	0.12%	999,973
1,375,000 Novartis Securities Investment Ltd.	10/11/2011	0.11%	1,374,966
1,000,000 Toyota Motor Credit Corporation	10/11/2011	0.21%	999,953
500,000 Nordea North America Inc.	10/12/2011	0.16%	499,980
1,000,000 Sherwin-Williams Company (The)	10/12/2011	0.20%	999,950
2,000,000 Wisconsin Gas Company	10/12/2011	0.20%	1,999,900
875,000 Nestle Capital Corporation	10/14/2011	0.25%	874,933
250,000 Nestle Capital Corporation	10/14/2011	0.25%	249,981
1,250,000 Nestle Capital Corporation	10/14/2011	0.26%	1,249,901
500,000 Nestle Capital Corporation	10/14/2011	0.26%	499,960
600,000 John Deere Credit Limited	10/18/2011	0.15%	599,963
1,450,000 American Express Credit Corporation	10/19/2011	0.10%	1,449,936
250,000 Nordea North America Inc.	10/19/2011	0.14%	249,984
750,000 American Honda Finance Corporation	10/20/2011	0.16%	749,943
1,525,000 HSBC Finance Corporation	10/20/2011	0.18%	1,524,870
810,000 John Deere Credit Inc.	10/21/2011	0.12%	809,951
1,000,000 Toyota Credit de Puerto Rico Corporation	10/24/2011	0.10%	999,942
125,000 Toyota Motor Credit Corporation	10/28/2011	0.22%	124,981
1,500,000 HSBC Finance Corporation	11/01/2011	0.19%	1,499,770
800,000 Bank of Nova Scotia New York Agency (The)	11/02/2011	0.10%	799,933
1,750,000 Sherwin-Williams Company (The)	11/02/2011	0.20%	1,749,708
1,000,000 Nordea North America Inc.	11/03/2011	0.25%	999,785
250,000 Nordea North America Inc.	11/03/2011	0.26%	249,944
1,500,000 Westpac Banking Corporation	11/04/2011	0.28%	1,499,627
1,175,000 E.I. du Pont de Nemours and Company	11/07/2011	0.12%	1,174,863
1,700,000 Prudential Funding, LLC	11/07/2011	0.19%	1,699,686
350,000 Novartis Securities Investment Ltd.	11/18/2011	0.11%	349,951
1,000,000 Reckitt Benckiser Treasury Services plc	11/18/2011	0.44%	999,451
1,500,000 Reckitt Benckiser Treasury Services plc	11/23/2011	0.36%	1,499,256
250,000 Nordea North America Inc.	11/28/2011	0.30%	249,883
1,000,000 Nordea North America Inc.	11/28/2011	0.30%	999,533
480,000 Bank of Nova Scotia New York Agency (The)	11/29/2011	0.20%	479,848
675,000 E.I. du Pont de Nemours and Company	12/01/2011	0.17%	674,812
1,250,000 E.I. du Pont de Nemours and Company	12/01/2011	0.17%	1,249,652
800,000 Proctor & Gamble Company (The)	12/09/2011	0.14%	799,792
1,425,000 Procter & Gamble Company (The)	12/12/2011	0.15%	1,424,584
1,100,000 Westpac Securities NZ Limited	12/12/2011	0.28%	1,099,401
1,750,000 Conoco Phillips Qatar Funding Ltd.	12/23/2011	0.30%	1,748,819
1,500,000 Bank of Nova Scotia New York Agency (The)	12/27/2011	0.27%	1,499,044
745,000 General Electric Company	12/27/2011	0.14%	744,754
2,500,000 General Electric Company	12/28/2011	0.14%	2,499,164
1,000,000 Westpac Securities NZ Limited	12/28/2011	0.30%	999,283
1,100,000 Prudential plc	12/29/2011	0.40%	1,098,937
1,500,000 Prudential plc	01/04/2012	0.46%	1,498,256
650,000 Reckitt Benckiser Treasury Services plc	01/04/2012	0.36%	649,412
1,350,000 Coca-Cola Company (The)	03/01/2012	0.20%	1,348,875
1,750,000 Coca-Cola Company (The)	03/02/2012	0.21%	1,748,459
			------------
TOTAL COMMERCIAL PAPER			67,063,399
			------------
U.S. GOVERNMENT AND Agency Securities -- 10.31%
1,500,000 U.S. Treasury Note	10/31/2011	0.30%	1,500,849
4,250,000 U.S. Treasury Note	11/15/2011	0.32%	4,257,414
2,000,000 U.S. Treasury Bill	02/02/2012	0.14%	1,999,051
			------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES			7,757,314
			------------
VARIABLE RATE SECURITY --- 0.54%
407,395 American Family Financial Services,
Inc.(1)	10/01/2011	0.10%	407,395
			-----------

TOTAL SECURITY HOLDINGS - 99.97%			75,228,108
			-----------
OTHER ASSETS, NET OF LIABILITIES - 0.03%			23,803
			-----------

TOTAL NET ASSETS	$75,251,911
-----------
-----------

(1) Subject to a demand feature as defined by the Securities and Exchange Commission.

% OF NET ASSETS

As of September 30, 2011, there were no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual
Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to
Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - None	$ -
Level 2 -
Commercial Paper	67,063,399
U.S. Government and Agency Securities	7,757,314
Variable Rate Security	407,395
Level 3 - Significant Unobservable Inputs	-
-----------
Total	$75,228,108
-----------
-----------

                                                                                             Page 2

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 11/07/2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 11/07/2011

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 11/07/2011